SHORT-TERM AND LONG-TERM DEBT - SHORT-TERM DEBT (Details) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014
Debt, Current [Abstract]
Long-term Debt, Current Maturities		$ 2,772	$ 4,307
Commercial paper		8,807	10,818
Other		439	475
TOTAL		$ 12,018	$ 15,600
Short-term weighted average interest rates	[1]	0.30%	0.70%

[1]	Short-term weighted average interest rates include the effects of interest rate swaps discussed in Note 5.